Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other current financial obligations	$ 950	$ 936
Other financial obligations, long-term	986	918
Total	1,936	1,854
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other current financial obligations	678	678
Total	678	678
Leases [Member]
Disclosure of financial liabilities [line items]
Other current financial obligations	272	258
Other financial obligations, long-term	986	918
Total	$ 1,258	$ 1,176